Tax matters - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Opening Balance	$ (28,718)	$ (18,135)
Recognized in P&L	3,037	(9,418)
Recognized in OCI	733	(2,082)
Write-down of Deferred Tax Assets		604
Exchange Differences	1,126	313
Closing Balance	(23,822)	(28,718)
Intangible assets
Deferred tax assets and liabilities
Opening Balance	(13,978)	(451)
Recognized in P&L	884	(14,014)
Write-down of Deferred Tax Assets		496
Exchange Differences	(488)	(9)
Closing Balance	(13,582)	(13,978)
Other Provision
Deferred tax assets and liabilities
Opening Balance	38,011	21,672
Recognized in P&L	(442)	9,090
Recognized in OCI	1,500	(1,416)
Write-down of Deferred Tax Assets	(5,836)	9,347
Exchange Differences	869	(682)
Closing Balance	34,102	38,011
Property, plant & equipment
Deferred tax assets and liabilities
Opening Balance	(54,730)	(52,231)
Recognized in P&L	3,195	3,920
Write-down of Deferred Tax Assets	5,836	(8,089)
Exchange Differences	294	1,670
Closing Balance	(45,405)	(54,730)
Inventories.
Deferred tax assets and liabilities
Opening Balance	1,186
Recognized in P&L	232	480
Write-down of Deferred Tax Assets		708
Exchange Differences	(2)	(2)
Closing Balance	1,416	1,186
Hedging instruments
Deferred tax assets and liabilities
Recognized in OCI	(767)
Exchange Differences	200
Closing Balance	(567)
Tax losses
Deferred tax assets and liabilities
Opening Balance	3,259	6,353
Recognized in P&L	(1,528)	(5,894)
Write-down of Deferred Tax Assets		2,595
Exchange Differences		205
Closing Balance	1,731	3,259
Incentives and credits
Deferred tax assets and liabilities
Opening Balance	32	9,333
Recognized in P&L	(32)	(254)
Write-down of Deferred Tax Assets		(8,542)
Exchange Differences		(505)
Closing Balance		32
Partnership Interest
Deferred tax assets and liabilities
Opening Balance		(8,514)
Write-down of Deferred Tax Assets		8,514
Other
Deferred tax assets and liabilities
Opening Balance	(2,498)	5,703
Recognized in P&L	728	(2,746)
Recognized in OCI		(666)
Write-down of Deferred Tax Assets		(4,425)
Exchange Differences	253	(364)
Closing Balance	$ (1,517)	$ (2,498)